UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 March 31, 2013
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  5/06/2013
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      160
                                        --------------

Form 13F Information Table Value Total:   127,700.04
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Abbott Laboratories			CS	002824100	257.58	7,293	    SH		SOLE	N/A	 7,293
Accenture Ltd Bermuda Cl		CS	G1151C101	391.93	5,159	    SH		SOLE	N/A	 5,159
Affiliated Managers Group		CS	008252108	751.11	4,891	    SH		SOLE	N/A	 4,891
Alaska Air Group Inc			CS	011659109	356.19	5,569	    SH		SOLE	N/A	 5,569
Ameresco Inc Com Usd0.0001		CS	02361E108	314.20	42,460	    sH		SOLE	N/A	 42,460
American Cap Agy Corp Com		CS	02503X105	536.79	16,376	    SH		SOLE	N/A	 16,376
Amgen Inc				CS	031162100	267.86	2,613	    SH		SOLE	N/A	 2,613
Amphenol Corp Cl A			CS	032095101	286.88	3,843	    SH		SOLE	N/A	 3,843
Annaly Capital Management		CS	035710409	453.24	28,523	    SH		SOLE	N/A	 28,523
Apple Inc				CS	037833100     1,663.37	3,758	    SH		SOLE	N/A	 3,758
Arm Holdings Plc Adseach Rep 3		CS	042068106	729.78	17,224	    SH		SOLE	N/A	 17,224
At&T Inc Com				CS	00206R102	354.36	9,658	    SH		SOLE	N/A	 9,658
Autonation Inc				CS	05329W102	664.43	15,187	    SH		SOLE	N/A	 15,187
Bank Of America Corp			CS	060505104	832.59	68,357	    SH		SOLE	N/A	 68,357
Barrick Gold Corp Isin #ca06		CS	067901108     1,142.57	38,863	    SH		SOLE	N/A	 38,863
Bed Bath & Beyond Inc			CS	075896100	269.34	4,181	    SH		SOLE	N/A      4,181
Bt Group Plc Adr			CS	05577E101	470.69	11,199	    SH		SOLE	N/A	 11,199
Buckeye Partners L Punit Ltd P		CS	118230101	266.59	4,359	    SH		SOLE	N/A	 4,359
C H Robinson Worldwide			CS	12541W209	243.43	4,094	    SH		SOLE	N/A	 4,094
Capstead Mtg Corp Com No Par		CS	14067E506	386.40	30,140	    SH		SOLE	N/A	 30,140
Carmax Inc				CS	143130102	577.63	13,852	    SH		SOLE	N/A	 13,852
Celgene Corp				CS	151020104     1,223.20	10,553	    SH		SOLE	N/A	 10,553
Cerner Corp				CS	156782104     1,102.68	11,639	    SH		SOLE	N/A	 11,639
Chevron Corp New			CS	166764100	514.87	4,333	    SH		SOLE	N/A	 4,333
Chipotle Mexican Grill Inc		CS	169656105	253.85	779	    SH		SOLE	N/A	 779
Clean Energy Fuels Corp			CS	184499101	399.10	30,700	    SH		SOLE	N/A	 30,700
Cnooc Ltd Sponsored			CS	126132109	235.16	1,228	    SH		SOLE	N/A	 1,228
Coach Inc				CS	189754104	289.34	5,788	    SH		SOLE	N/A	 5,788
Coca-Cola Femsa S A B De C V S		CS	191241108	748.43	4,570	    SH		SOLE	N/A	 4,570
Cognizant Tech Solutions		CS	192446102     1,020.29	13,316	    SH		SOLE	N/A	 13,316
Comcast Corp New Cl A			CS	20030N101	303.52	7,230	    SH		SOLE	N/A	 7,230
Cooper Companies Inc			CS	216648402	281.67	2,611	    SH		SOLE	N/A	 2,611
Copa Holdings Sa Cl A			CS	P31076105	357.75	2,991	    SH		SOLE	N/A	 2,991
Copart Inc				CS	217204106	258.16	7,533	    SH		SOLE	N/A	 7,533
Cummins Inc Formerlycummins En		CS	231021106	240.19	2,074	    SH		SOLE	N/A	 2,074
Cvs Caremark Corp			CS	126650100	215.07	3,911	    SH		SOLE	N/A	 3,911
Directv Group Inc			CS	25490A309	268.07	4,737	    SH		SOLE	N/A	 4,737
Dollar Tree Inc Com			CS	256746108	289.90	5,986	    SH		SOLE	N/A	 5,986
Doubleline Opportunis			CEF	258623107	974.98	36,448	    SH		SOLE	N/A	 36,448
Dunkin Brands Group Inc Com Us		CS	265504100	270.14	7,325	    SH		SOLE	N/A	 7,325
Eastman Chem Co				CS	277432100	299.75	4,290	    SH		SOLE	N/A	 4,290
Ebay Inc				CS	278642103	359.70	6,634	    SH		SOLE	N/A	 6,634
El Paso Pipeline Partners L		CS	283702108	496.49	11,320	    SH		SOLE	N/A	 11,320
Equifax Inc				CS	294429105	747.29	12,976	    SH		SOLE	N/A	 12,976
Exxon Mobil Corp			CS	30231G102	227.98	2,530	    SH		SOLE	N/A	 2,530
Facebook Inc Com Usd0.00000		CS	30303M102	665.75	26,026	    SH		SOLE	N/A	 26,026
Family Dollar Store Inc			CS	307000109	254.03	4,302	    SH		SOLE	N/A	 4,302
Fidelity National Information		CS	31620M106	286.85	7,240	    SH		SOLE	N/A	 7,240
Fleetcor Technologies Inc Com		CS	339041105     1,218.59	15,894	    SH		SOLE	N/A	 15,894
Flowserve Corp				CS	34354P105	782.70	4,667	    SH		SOLE	N/A	 4,667
Foot Locker Inc				CS	344849104	445.75	13,018	    SH		SOLE	N/A	 13,018
Fossil Inc				CS	349882100	230.00	2,381	    SH		SOLE	N/A	 2,381
Genuine Parts Co			CS	372460105	283.53	3,635	    SH		SOLE	N/A	 3,635
Gilead Sciences Inc			CS	375558103	367.83	7,516	    SH		SOLE	N/A	 7,516
Green Mtn Coffee Roasters I		CS	393122106	876.60	15,444	    SH		SOLE	N/A	 15,444
Grupo Televisa Sa Sponsored		CS	40049J206	436.03	16,386	    SH		SOLE	N/A	 16,386
Hca Hldgs Inc Com Usd0.01		CS	40412C101	297.17	7,314	    SH		SOLE	N/A	 7,314
Helmerich & Payne			CS	423452101	626.79	10,326	    SH		SOLE	N/A	 10,326
Intel Corp				CS	458140100	345.69	15,832	    SH		SOLE	N/A	 15,832
Intercontl Hotels Adr Each R		CS	45857P400	450.73	14,817	    SH		SOLE	N/A	 14,817
Intl Business Mach			CS	459200101	246.22	1,154	    SH		SOLE	N/A	 1,154
Ishares Barclays 1-3year Treas		ETF	464287457     1,912.96 22,647	    SH		SOLE	N/A	 22,647
Ishares Barclays Treas Infl		ETF	464287176     1,664.04	13,722	    SH		SOLE	N/A	 13,722
Ishares Gold TRUST Ishares		ETF	464285105     4,443.89	286,333	    SH		SOLE	N/A	 286,333
Ishares S&P Short Term Natl		ETF	464288158     2,206.12	20,752	    SH		SOLE	N/A	 20,752
Ishares Silver Tr Ishares		ETF	46428Q109     1,572.84	57,340	    SH		SOLE	N/A	 57,340
Ishares Tr Msci Eafe			ETF	464287465     1,081.37	18,335	    SH		SOLE	N/A	 18,335
Ishares Tr Msci Emerg			ETF	464287234     1,125.74	26,321	    SH		SOLE	N/A	 26,321
Ishares Tr Russell 1000 Index		ETF	464287622	729.60	8,366	    SH		SOLE	N/A	 8,366
Ishares Tr Russell 2000 Index		ETF	464287655	206.90	2,191	    SH		SOLE	N/A	 2,191
Ishares Tr S&P 500 Index Fd		ETF	464287200     3,882.77	24,674	    SH		SOLE	N/A	 24,674
Ishares Tr S&P U S Pfd Stk In		ETF	464288687     8,752.65	216,008	    SH		SOLE	N/A	 216,008
Jarden Corp Com				CS	471109108	287.05	6,699	    SH		SOLE	N/A	 6,699
Johnson & Johnson			CS	478160104	409.51	5,023	    SH		SOLE	N/A	 5,023
Jpmorgan Chase & Co			CS	46625H100	222.82	4,695	    SH		SOLE	N/A	 4,695
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     8,995.76	197,796	    SH		SOLE	N/A	 197,796
Kansas City Southern			CS	485170302	839.18	7,567	    SH		SOLE	N/A	 7,567
Lear Corp New Com Usd0.01		CS	521865204	732.73	13,354	    SH		SOLE	N/A	 13,354
Life Technologies Corp Com		CS	53217V109	279.59	4,326	    SH		SOLE	N/A	 4,326
Linkedin Corp Com Usd0.0001		CS	53578A108	321.31	1,825	    SH		SOLE	N/A	 1,825
Lowes Companies				CS	548661107	470.47	12,407	    SH		SOLE	N/A	 12,407
Luxottica Group S P A Spon		CS	55068R202	504.91	10,040	    SH		SOLE	N/A	 10,040
M & T Bank Corp				CS	55261F104	268.22	2,600	    SH		SOLE	N/A	 2,600
Magellan Midstream Partners L		CS	559080106	502.92	9,413	    SH		SOLE	N/A	 9,413
Marathon Petroleum Corp Com U		CS	56585A102     1,131.03	12,623	    SH		SOLE	N/A	 12,623
Market Vectors  Tr Gold Mi		ETF	57060U100     4,184.01	110,542	    SH		SOLE	N/A	 110,542
Market Vectors  Tr JR Gold		ETF	57060U589	974.35	58,205	    SH		SOLE	N/A	 58,205
Market Vectors  Tr Lehman		ETF	57060U878     2,552.12	77,619	    SH		SOLE	N/A	 77,619
Market Vectors Tr Russia 		ETF	57060U506     1,436.61	51,770	    SH		SOLE	N/A	 51,770
Marsh & Mclennan Cos			CS	571748102	572.76	15,084	    SH		SOLE	N/A	 15,084
Mastercard Inc Cl A			CS	57636Q104	737.56	1,363	    SH		SOLE	N/A	 1,363
Mfa Mtg Invts Inc			CS	55272X102	487.34	52,290	    SH		SOLE	N/A	 52,290
Microsoft Corp				CS	594918104	226.47	7,917	    SH		SOLE	N/A	 7,917
Monster Beverage Corp			CS	611740101	249.35	5,223	    SH		SOLE	N/A	 5,223
Netease Com Inc				CS	64110W102	258.57	4,721	    SH		SOLE	N/A	 4,721
News Corp Cl B				CS	65248E203	478.41	15,553	    SH		SOLE	N/A	 15,553
Novo Nordisk A/S Adr Fmly Nov		CS	670100205	870.16	5,388	    SH		SOLE	N/A	 5,388
Nvidia Corp				CS	67066G104	375.74	29,286	    SH		SOLE	N/A	 29,286
O Reilly Automotive Inc			CS	67103H107	558.09	5,448	    SH		SOLE	N/A	 5,448
Oceaneering Intl Inc			CS	675232102	751.69	11,319	    SH		SOLE	N/A	 11,319
Oracle Corporation			CS	68389X105	706.93	21,866	    SH		SOLE	N/A	 21,866
Packaging Corp Amer			CS	695156109	304.26	6,781	    SH		SOLE	N/A	 6,781
Pearson Plc Spons Adr			CS	705015105	231.77	12,883	    SH		SOLE	N/A	 12,883
Pfizer Inc				CS	717081103	612.01	21,206	    SH		SOLE	N/A	 21,206
Pimco  Tr Enhanced S			ETF	72201R833     2,215.78	21,825	    SH		SOLE	N/A	 21,825
Plains All American Pipeline L		CS	726503105	478.67	8,475	    SH		SOLE	N/A	 8,475
Polaris Inds Inc			CS	731068102	332.70	3,597	    SH		SOLE	N/A	 3,597
Polo Ralph Lauren Corp Cl A		CS	751212101	236.02	1,394	    SH		SOLE	N/A	 1,394
Potash Corp Sask Incisin #ca73		CS	73755L107	229.89	5,857	    SH		SOLE	N/A	 5,857
Powershares Exchange Traded Fd		ETF	73936Q793     1,395.63	53,691	    SH		SOLE	N/A	 53,691
Powershares Qqq Tr Unit Ser 1		ETF	73935A104     2,079.62	30,153	    SH		SOLE	N/A	 30,153
Priceline Com Inc Com New		CS	741503403	544.34	791	    SH		SOLE	N/A	 791
Procter & Gamble Co			CS	742718109	327.69	4,252	    SH		SOLE	N/A	 4,252
Qihoo 360 Technologyco Ltd Ads		CS	74734M109	260.63	8,796	    SH		SOLE	N/A	 8,796
Quanta Services Inc Ltd Vote C		CS	74762E102	314.29	10,997	    SH		SOLE	N/A	 10,997
Resmed Inc				CS	761152107	865.24	18,663	    SH		SOLE	N/A	 18,663
Rex Energy Corp				CS	761565100	164.90	10,000	    SH		SOLE	N/A	 10,000
Royal Bk Of Canada Isin #ca78		CS	780087102	441.75	7,326	    SH		SOLE	N/A	 7,326
Salesforce Com Inc			CS	79466L302	283.98	1,588	    SH		SOLE	N/A	 1,588
Sandisk Corp				CS	80004C101	492.39	8,959	    SH		SOLE	N/A	 8,959
Sap Ag Spon Adr				CS	803054204	478.65	5,943	    SH		SOLE	N/A	 5,943
Sasol Ltd Spon Adr			CS	803866300	242.94	5,479	    SH		SOLE	N/A	 5,479
Scripps Networks Interactiv		CS	811065101	292.30	4,543	    SH		SOLE	N/A	 4,543
Sector Spdr Tr Shs Ben Int Fi		ETF	81369Y605	481.62	26,450	    SH		SOLE	N/A	 26,450
Slm Corp Com				CS	78442P106	299.30	14,600	    SH		SOLE	N/A	 14,600
Smith A O Corp				CS	831865209	320.91	4,362	    SH		SOLE	N/A	 4,362
Snap On Inc				CS	833034101	319.56	3,864	    SH		SOLE	N/A	 3,864
Solarwinds Inc Com			CS	83416B109	299.28	5,064	    SH		SOLE	N/A	 5,064
Southern Copper Corp Del Com		CS	84265V105	436.65	11,622	    SH		SOLE	N/A	 11,622
Spdr Ser Tr Nuveen Barclays C		ETF	78464A276	366.05	5,960	    SH		SOLE	N/A	 5,960
Spdr Ser Tr S&P Bk 			ETF	78464A797     2,087.49	77,516	    SH		SOLE	N/A	 77,516
Sprint Nextel Corp Fon Shs		CS	852061100	 62.10	10,000	    SH		SOLE	N/A	 10,000
Starbucks Corp				CS	855244109	650.77	11,427	    SH		SOLE	N/A	 11,427
Starwood Hotels & Resorts Wo		CS	85590A401	248.16	3,894	    SH		SOLE	N/A	 3,894
Streettracks Gold Trgold Shs		ETF	78463V107     5,033.87	32,588	    SH		SOLE	N/A	 32,588
Suntrust Banks Inc			CS	867914103	465.74	16,166	    SH		SOLE	N/A	 16,166
Symantec Corp				CS	871503108	659.33	26,715	    SH		SOLE	N/A	 26,715
Td Ameritrade Hldg Corp			CS	87236Y108	470.90	22,837	    SH		SOLE	N/A	 22,837
Tesla Motors Inc Com Usd0.001		CS	88160R101	443.31	11,700	    SH		SOLE	N/A	 11,700
Timken Co				CS	887389104	472.16	8,345	    SH		SOLE	N/A	 8,345
Total S A Spon Adr			CS	89151E109	510.51	10,640	    SH		SOLE	N/A	 10,640
Tractor Supply Co			CS	892356106	552.41	5,305	    SH		SOLE	N/A	 5,305
Transdigm Group Inc Com			CS	893641100	292.69	1,914	    SH		SOLE	N/A	 1,914
Tripadvisor Inc Com			CS	896945201	803.50	15,299	    SH		SOLE	N/A	 15,299
Tyson Foods Inc Cl Afrmly Com		CS	902494103	319.71	12,881	    SH		SOLE	N/A	 12,881
Union Pacific Corp			CS	907818108	377.96	2,654	    SH		SOLE	N/A	 2,654
Universal Health Svcs Inc C		CS	913903100	299.87	4,695	    SH		SOLE	N/A	 4,695
Urban Outfitters Inc			CS	917047102	423.08	10,921	    SH		SOLE	N/A	 10,921
US Bancorp Del Com New			CS	902973304	223.61	6,590	    SH		SOLE	N/A	 6,590
Valero Energy Corp			CS	91913Y100	443.98	9,760	    SH		SOLE	N/A	 9,760
Vanguard Whitehall Fds High D		ETF	921946406	322.96	5,892	    SH		SOLE	N/A	 5,892
Verisign Inc				CS	92343E102	318.88	6,746	    SH		SOLE	N/A	 6,746
Verizon Communicat			CS	92343V104	555.40	11,300	    SH		SOLE	N/A	 11,300
Visa Inc Com Cl A			CS	92826C839	633.51	3,730	    SH		SOLE	N/A	 3,730
Waddell & Reed Finl Cl A		CS	930059100	327.74	7,486	    SH		SOLE	N/A	 7,486
Western Digital Corpdel			CS	958102105	581.00	11,553	    SH		SOLE	N/A	 11,553
Westport Innovationsinc Com Np		CS	960908309	457.56	15,500	    SH		SOLE	N/A	 15,500
Wisdomtree Tr China Divid Ex F		ETF	97717X719	999.76	19,166	    SH		SOLE	N/A	 19,166
Wisdomtree Tr Divid Ex F		ETF	97717W406     4,642.77  74,907	    SH		SOLE	N/A	 74,907
Wisdomtree Tr Intl Divid Ex F		ETF	97717W786	297.18	7,059	    SH		SOLE	N/A	 7,059





